S-K 1603(a) SPAC Sponsor		12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
SPAC Sponsor, Compensation [Line Items]
SPAC Sponsor, Transfer of SPAC Ownership [Text Block]
Sponsor and Affiliates Compensation
The following table sets forth the payments received by Sponsor and its affiliates from CCX prior to or in connection with the completion of the initial business combination and the securities issued by CCX to Sponsor or its affiliates:

Entity/Individual	Amount of Compensation Received or Securities Issued	Consideration Paid or to be Paid
Sponsor	10,350,000 CCX Founder Shares 300,000 CCX Private Placement Units Up to $600,000	$25,000 (approximately $0.003 per share) $3,000,000 Repayment of loans made to us to cover offering related and organizational expenses

Entity/Individual	Amount of Compensation Received or Securities Issued	Consideration Paid or to be Paid

Up to $1,500,000 in Working Capital Loans, which loans may be convertible into units of the Post-Closing Company at a price of $10.00 per unit.

Reimbursement for any
out-of-pocket
expenses related to identifying, investigation and completing an initial business combination

Working Capital Loans to finance transaction costs in connection with an initial business combination

Services in connection with identifying, investigating and completing an initial business combination

M. Klein & Associates	$ 30,000 per month $ 250,000 per quarter for an initial two year term, renewable for an additional one year term.	Office space, administrative and shared personnel support services Financial advisory, strategic consulting, and business development services.

Sponsor, our officers, directors, or our or their affiliates	Finder’s fee, advisory fee, consulting fee or success fee
Any services they render in order to effectuate the completion of our initial business combination.

We may engage one or more affiliates of our sponsor, officers or directors or their respective affiliates to provide additional services to us after this offering, including, for example, identifying potential targets or providing financial advisory services, and may pay such affiliates fair and reasonable fees or other compensation that would be determined at that time in an arm’s length negotiation.

See the section of this proxy statement/prospectus entitled “
Proposal No.
 1 —The Business Combination Proposal — Interests of Certain CCX Persons in the Business Combination
” for a further discussion of the compensation received by the Sponsor.

SPAC Sponsor, Nature of Reimbursement	Reimbursement for any out-of-pocket expenses related to identifying, investigation and completing an initial business combination